LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

	Year ended December 31
	2021	2020	2019
	U.S. dollars in thousands, except per share data
Basic and diluted:
Loss attributable to equity holders of the Company	$29,920	$24,225	$19,396

Weighted average number of ordinary shares in issue	66,346,506	43,668,155	35,881,256

Loss per ordinary share	$0.45	$0.55	$0.54